Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	Derivatives not designated as hedging instruments:

As of December 31, 2015
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$32,649	$(61,049)	$(28,400)
Currency	26,412	(863)	25,549
Energy	104,889	(74,035)	30,854
Indices	5,225	(23,774)	(18,549)
Interest rates	4,782	(21,653)	(16,871)
Metals	11,985	(9,213)	2,772
	$185,942	$(190,587)	$(4,645)
As of December 31, 2014
	Asset	Liability
Type of futures,	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$119,669	$(95,121)	$24,548
Currency	60,876	(31,502)	29,374
Energy	218,011	(15,424)	202,587
Indices	12,875	(13,050)	(175)
Interest rates	168,536	(2,275)	166,261
Metals	44,235	(875)	43,360
	$624,202	$(158,247)	$465,955

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]	Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2015	2014	2013
Agriculture	$(177,298)	$(42,004)	$441,400
Currency	(480,313)	790,640	(221,046)
Energy	687,431	126,535	(430,320)
Indices	(226,266)	(566,210)	394,694
Interest rates	16,128	188,370	(204,765)
Metals	15,436	21,168	229,275
	$(164,882)	$518,499	$209,238